Note 5 - Property and Equipment, Net - Property and Equipment (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment		$ 5,227,000	$ 8,468,000
Less: Accumulated depreciation and amortization		(3,155,000)	(5,564,000)
Property, Plant and Equipment, Net, Ending Balance	$ 1,873,000	2,078,000	2,950,000
Software Development [Member]
Property and Equipment		124,000	248,000
Computer Equipment [Member]
Property and Equipment		197,000	717,000
Machinery and Equipment [Member]
Property and Equipment		1,784,000	3,351,000
Furniture and Fixtures [Member]
Property and Equipment		78,000	517,000
Leasehold Improvements [Member]
Property and Equipment		326,000	638,000
Assets Leased to Others [Member]
Property and Equipment		2,718,000	2,997,000
Property, Plant and Equipment, Net, Ending Balance		1,399,000	1,811,000
Construction in Progress [Member]
Property and Equipment		$ 6,000	$ 46,000